Development of allowance for credit losses (Detail) € in Millions	6 Months Ended
Jun. 30, 2017 EUR (€)
Total [Domain Member] | Total Assessment [domain member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 4,892
Provision for loan losses	212
Thereof: (Gains)/Losses from disposal of impaired loans	(21)
Net charge-offs:	(694)
Charge-offs	(748)
Recoveries	54
Other changes	(122)
Balance, end of period	4,288
Provision for credit losses [Abstract]
in EUR m	€ (352)
in percent	(62.00%)
Net charge-offs [Abstract]
in EUR m	€ 359
in percent	(34.00%)
Allowance for credit losses on balance sheet positions [Member] | Total Assessment [domain member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 4,546
Provision for loan losses	211
Thereof: (Gains)/Losses from disposal of impaired loans	(21)
Net charge-offs:	(694)
Charge-offs	(748)
Recoveries	54
Other changes	(109)
Balance, end of period	3,953
Provision for credit losses [Abstract]
in EUR m	€ (368)
in percent	(64.00%)
Net charge-offs [Abstract]
in EUR m	€ 359
in percent	(34.00%)
Allowance for credit losses on balance sheet positions [Member] | Individually assessed [Member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 2,071
Provision for loan losses	109
Thereof: (Gains)/Losses from disposal of impaired loans	(1)
Net charge-offs:	(264)
Charge-offs	(286)
Recoveries	22
Other changes	(78)
Balance, end of period	1,838
Provision for credit losses [Abstract]
in EUR m	€ (197)
in percent	(64.00%)
Net charge-offs [Abstract]
in EUR m	€ 192
in percent	(42.00%)
Allowance for credit losses on balance sheet positions [Member] | Collectively assessed [Member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 2,475
Provision for loan losses	101
Thereof: (Gains)/Losses from disposal of impaired loans	(20)
Net charge-offs:	(430)
Charge-offs	(462)
Recoveries	32
Other changes	(31)
Balance, end of period	2,115
Provision for credit losses [Abstract]
in EUR m	€ (171)
in percent	(63.00%)
Net charge-offs [Abstract]
in EUR m	€ 167
in percent	(28.00%)
Allowance for credit losses off balance sheet positions [Member] | Total Assessment [domain member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 346
Provision for loan losses	1
Thereof: (Gains)/Losses from disposal of impaired loans	0
Net charge-offs:	0
Charge-offs	0
Recoveries	0
Other changes	(12)
Balance, end of period	335
Provision for credit losses [Abstract]
in EUR m	€ 16
in percent	(110.00%)
Net charge-offs [Abstract]
in EUR m	€ 0
in percent	0.00%
Allowance for credit losses off balance sheet positions [Member] | Individually assessed [Member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 162
Provision for loan losses	9
Thereof: (Gains)/Losses from disposal of impaired loans	0
Net charge-offs:	0
Charge-offs	0
Recoveries	0
Other changes	(2)
Balance, end of period	169
Provision for credit losses [Abstract]
in EUR m	€ 27
in percent	(150.00%)
Net charge-offs [Abstract]
in EUR m	€ 0
in percent	0.00%
Allowance for credit losses off balance sheet positions [Member] | Collectively assessed [Member]
Development of allowance for credit losses [Line Items]
Balance, beginning of year	€ 183
Provision for loan losses	(8)
Thereof: (Gains)/Losses from disposal of impaired loans	0
Net charge-offs:	0
Charge-offs	0
Recoveries	0
Other changes	(10)
Balance, end of period	166
Provision for credit losses [Abstract]
in EUR m	€ (10)
in percent	(360.00%)
Net charge-offs [Abstract]
in EUR m	€ 0
in percent	0.00%